Statement of cash flows - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows
Cash receipts from customers		R 203,613	R 178,672	R 172,061
Cash paid to suppliers and employees		(152,215)	(135,795)	(127,992)
Cash generated by operating activities		51,398	42,877	44,069
Dividends received from equity accounted investments		1,506	1,702	1,539
Finance income received		682	1,565	1,464
Finance costs paid	[1]	(6,222)	(4,797)	(3,612)
Tax paid		(3,946)	(7,041)	(6,352)
Cash available from operating activities		43,418	34,306	37,108
Dividends paid		(9,952)	(7,952)	(8,628)
Dividends paid to non-controlling shareholders in subsidiaries		(1,523)	(725)	(989)
Cash retained from operating activities		31,943	25,629	27,491
Additions to non-current assets		(56,734)	(55,891)	(56,812)
Additions to property, plant and equipment		(1,229)	(714)	(390)
Additions to assets under construction		(54,552)	(52,635)	(59,892)
Additions to other intangible assets		(19)	(35)	(61)
(Decrease)/increase in capital project related payables		(934)	(2,507)	3,531
Net cash movements in equity accounted investments		66	(164)	(444)
Proceeds on disposals and scrappings		567	2,316	788
Net cash disposed of on disposal of businesses			(36)
Purchase of investments		(222)	(124)	(96)
Proceeds from sale of investments		142	114	28
Increase in long-term receivables		(231)	(194)	(141)
Cash used in investing activities		(56,412)	(53,979)	(56,677)
Proceeds from long-term debt		93,884	24,961	9,277
Repayment of long-term debt		(70,000)	(9,199)	(2,364)
Proceeds from short-term debt		977	1,957	4,033
Repayment of short-term debt		(1,730)	(2,607)	(1,410)
Cash generated by financing activities		23,131	15,112	9,536
Translation effects on cash and cash equivalents		162	954	(3,207)
Decrease in cash and cash equivalents		(1,176)	(12,284)	(22,857)
Cash and cash equivalents at the beginning of the year		17,039	29,323	52,180
Reclassification to disposal groups held for sale		(44)
Cash and cash equivalents at the end of the year		R 15,819	R 17,039	R 29,323

[1]	Included in finance costs paid is amounts capitalised to assets under construction. Refer note 18.